Disclosure of Detailed Information about Revenue from Continuing Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
IfrsStatementLineItems [Line Items]
Gross revenue	$ 6,571	$ 8,235
Rebates
Revenue	6,571	8,235
Sale of goods	6,571	8,235
E-Commerce [Member]
IfrsStatementLineItems [Line Items]
Sale of goods	$ 6,571	$ 8,235